STOCKHOLDERS' EQUITY (Details - Warrant activity) - $ / shares	Sep. 30, 2022	Jan. 20, 2022	Sep. 14, 2021
Equity [Abstract]
Warrants outstanding, beginning balance		141,572	7,654
Weighted Average Exercise Price, Warrants outstanding, beginning balance		$ 132.00	$ 220.20
Warrants outstanding, ending balance	146,539
Weighted Average Exercise Price, Warrants outstanding, ending balance	$ 127.80